GUARANTEED INVESTMENT CONTRACT	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
GUARANTEED INVESTMENT CONTRACT	GUARANTEED INVESTMENT CONTRACT
In 2001, the Plan entered into a guaranteed investment contract with Metropolitan Life Insurance Company (“MetLife”). MetLife maintains the contributions in a separate account product. The account is credited with an interest rate that is determined by the yield of the separate accounts, the market value gain or loss of the contract and the anticipated cash flow for the next policy period. The guaranteed investment contract issuer is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan.
Because the guaranteed investment contract is fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the guaranteed investment contract. Contract value, as reported to the Plan by MetLife, represents contributions made under the contract, plus earnings, less participant withdrawals. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
There are no reserves against contract value for credit risk of the contract issuer or otherwise. The crediting interest rate is based on a formula that is stipulated in the contract and agreed upon with the issuer, but it may not be less than 0%. Such interest rates are reviewed on a quarterly basis and re-set as needed.
Certain events limit the ability of the Plan to transact at contract value with MetLife. Such events include the following: (1) amendments to the Plan documents (including complete or partial Plan termination or merger with another plan), (2) changes to the Plan’s investment options that cause another investment option to be competitive with the investment option associated with the guaranteed investment contract, as determined by MetLife, or (3) the Company’s establishment of another savings program, pension or profit sharing plan to which Plan participants are eligible to contribute by payroll deduction. The Plan administrator does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.
The guaranteed investment contract permits MetLife or the Plan to terminate the agreement, at its discretion, and requires a 60-day written notice of intent to cancel.